Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment

 Schedule of Property And Equipment

	2023	2022
Computers	$246,578	$259,207
Furniture and equipment	35,708	3,785
Total Property and Equipment	282,286	262,992
Less: accumulated depreciation	(183,415)	(179,895)
Net Property and Equipment	$98,871	$83,097